Equity Incentive Schemes and Stock Compensation Charges - Narrative (Details) - USD ($) $ in Thousands				12 Months Ended
	Feb. 14, 2017	May 11, 2015	Jan. 17, 2003	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 16, 2019	Feb. 13, 2017
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Weighted average contractual term of options outstanding				4 years 9 months 3 days	5 years 3 days
Exercisable - weighted average remaining contractual life				3 years 7 months 20 days	3 years 9 months 29 days
Options expected to vest (in shares)				186,479	241,149
Intrinsic value of option exercised				$ 26,200
Intrinsic value of option outstanding				55,400
Intrinsic value of option exercisable				30,900
Total compensation costs				26,819	$ 31,594	$ 30,573
Non-cash stock compensation expense not yet recognized				$ 42,400
Unrecognized stock-based compensation expense, weighted average period (years)				2 years 2 months 4 days
Income tax benefit related to stock compensation				$ 8,200	12,700	9,300
Cash tax benefit related to stock options exercised				$ 1,900	3,600	$ 3,200
Consultants Stock Plan, 2008 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)	1,000,000.0							400,000
Limit of shares issued or to be issued pursuant to options granted (in shares)	1,000,000.0
Employee Stock Plan, 2008 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)	6,000,000.0
Maximum number of shares per employee (in shares)	400,000
Option Plans 2008 | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Percentage of option price for fair value of ordinary share	100.00%
Employee Stock Plan, 2003 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)			6,000,000.0
Maximum number of shares per employee (in shares)			400,000
Maximum number of award as percentage of shares outstanding			10.00%
Employee Stock Option
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period				5 years
Employee Stock Option | Vested and Unvested Options
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Options vesting percentage				20.00%
Restricted Stock Units 2013
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)		4,100,000
Additional number of ordinary shares which have been reserved for issuance (in shares)		2,500,000
Consultants Restricted Stock Units 2019
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)							250,000
Restricted Stock Units (RSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested				$ 16,500	18,800
Performance Share Unit (PSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested				$ 8,500	$ 14,700
PSUs Based on Service and EPS Targets | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units to be granted (in shares)				75,615
Award date, prior to 2018 | Employee Stock Option
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period				5 years
Shares expiration period				8 years
Award date, 2018 and thereafter | Employee Stock Option
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period				12 months
Shares expiration period				8 years
Non-executive director | Consultants Restricted Stock Units 2019
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period				12 months